EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE	Earnings per Common Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2024	2023	2022
Numerator
Net income	$228,830	$255,863	$217,612

Denominator
Basic earnings per common share - weighted average shares	94,404,617	93,938,772	93,528,712
Effect of dilutive securities
Employee stock awards	1,001,102	1,157,295	1,058,139
Diluted earnings per common share - adjusted weighted average shares	95,405,719	95,096,067	94,586,851

Earnings per share available to common shareholders
Basic	$2.42	$2.72	$2.33
Diluted	$2.40	$2.69	$2.30

Stock options with exercise prices greater than the average market price of the common shares are excluded from the computation of net income per diluted share, as they would be antidilutive.  Using the end of period price of the Company's common shares, there were no antidilutive options at December 31, 2024, 2023, or 2022.
As of December 31, 2024, 2023, and 2022, First Financial was authorized to issue 10,000,000 preferred shares; however, no preferred shares were issued or outstanding.